CONSOLIDATED SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of operating segments

	2015
USDm	Tanker Segment	Bulk Segment	Not allocated	Total

Income Statement
Revenue	538.7	1.7	-	540.4
Port expenses, bunkers and commissions	-169.2	-0.5	-	-169.7
Charter hire	-11.1	-0.9	-	-12.0
Operating expenses	-121.7	-1.2	-	-122.9
Administrative expenses	-	-	-19.5	-19.5
Other operating expenses	-	-	-6.3	-6.3
Share of profit/(loss) from joint ventures	-	-	0.2	0.2
Impairment losses on tangible and intangible assets	-	-	-	-
Depreciation	-67.1	-0.2	-	-67.3
Operating profit/(loss) (EBIT)	169.6	-1.0	-25.6	143.0
Financial income	-	-	1.0	1.0
Financial expenses	-	-	-16.9	-16.9
Profit/(loss) before tax	169.6	-1.0	-41.5	127.1
Tax	-	-	-1.0	-1.0
Net profit/(loss) for the year	169.6	-1.0	-42.5	126.1